Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 4) (Multi-employer pension plan, Teamsters Plan, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			10 Months Ended
	Dec. 30, 2012	Dec. 31, 2014	Dec. 28, 2014 employee	Dec. 29, 2013 employee	Nov. 14, 2012	Jan. 01, 2014	Dec. 31, 2013 employee item
Multi-employer Pension Plan
Number of union employees covered			172	165
Employer contributions and corresponding pension expense	$ 0.2		$ 1.3	$ 1.2
Accumulated plan benefits						39,116.0
Assets for funding the standard account						35,478.6
Funded status percentage						90.70%
Total number of participants covered by the plan							546,000
Number of employers participating							1,520
Total employer contributions		1,431.1
Predecessor
Multi-employer Pension Plan
Employer contributions and corresponding pension expense					$ 1.0